SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Functional currency and foreign currency translation (Details) $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Translation adjustments included in accumulated other comprehensive loss	$ 2.2		$ 3.1
Translation rate applied to balance sheet amounts	7.1636		7.2993
Average translation rates applied to statement of operations accounts	7.2526	7.215